Related Parties Disclosure - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Receivables	$ 0		$ 0
Payables	14,521		11,355
Net expenses	2,508	$ 750
Net income	0	0
WISeCoin AG
Related Party Transaction [Line Items]
Receivables	0		0
Payables	3,349		3,306
Net expenses	37	44
Net income	0	0
WISeKey International Holding AG
Related Party Transaction [Line Items]
Receivables	0		0
Payables	9,656		7,122
Net expenses	1,898	359
Net income	0	0
WISeKey USA Inc
Related Party Transaction [Line Items]
Receivables	0		0
Payables	646		154
Net expenses	492	255
Net income	0	0
WISeKey Semiconductors GmbH
Related Party Transaction [Line Items]
Receivables	0		0
Payables	870		$ 773
Net expenses	81	92
Net income	$ 0	$ 0